Accrued liabilities and provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 16,142,640	$ 12,756,494	$ 14,232,207
Abandonment cost update	(2,096,927)	3,465,340	(1,730,016)
Additions	312,128	853,365	715,831
Uses	(1,296,964)	(1,968,462)	(1,004,167)
Financial costs and interest	931,983	1,331,431	361,303
Fair value adjustment in business combination	32,450
Foreign currency translation	(233,802)	454,226	(310,194)
Reversal of provision for sale of assets	4,849		188,540
Transfers	92,217	158,698	59,682
Balance End Period	14,356,178	16,142,640	12,756,494
Current	1,620,506	1,595,249	1,533,136
Non-current	12,735,672	14,547,391	11,223,358
Asset retirement obligation
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	13,102,128	10,006,028	11,890,319
Abandonment cost update	(2,096,927)	3,465,340	(1,730,016)
Additions	147,826	71,001	93,704
Uses	(765,921)	(680,283)	(607,769)
Financial costs and interest	636,308	477,491	333,688
Fair value adjustment in business combination	32,450
Foreign currency translation	(151,292)	237,449	(186,215)
Reversal of provision for sale of assets	4,849		188,540
Transfers	(608)		28,427
Balance End Period	11,211,397	13,102,128	10,006,028
Current	1,133,919	1,105,004	946,675
Non-current	10,077,478	11,997,124	9,059,353
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	722,788	898,251	703,966
Additions	(44,519)	27,250	153,786
Uses	(150,071)	(905,351)	(41,773)
Financial costs and interest	245,278	808,176	10,293
Foreign currency translation	(24,974)	79,670	(81,894)
Transfers	(610)	(25,868)	(9,915)
Balance End Period	797,840	722,788	898,251
Current	37,480	70,182	94,375
Non-current	760,360	652,606	803,876
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	2,317,724	1,852,215	1,637,922
Additions	208,821	755,114	468,341
Uses	(380,972)	(382,828)	(354,625)
Financial costs and interest	50,397	45,764	17,322
Foreign currency translation	(57,536)	137,107	(42,085)
Transfers	93,435	184,566	41,170
Balance End Period	2,346,941	2,317,724	1,852,215
Current	449,107	420,063	492,086
Non-current	$ 1,897,834	$ 1,897,661	$ 1,360,129